Financial investments	12 Months Ended
Dec. 31, 2022
Financial investments
Financial investments

9. Financial investments

Investment in Dragonfly Ventures Ⅱ Feeder, L.P. and IOSG Fund II LP were both made in the year 2021 in the form of limited partnership at RMB63,726,000 and RMB19,117,800, respectively. Given the fact that the Group does have influence on those VC funds, the equity method of accounting was used. Given that there is generally a time lag of one quarter for the VC funds to provide the most recent financial statements, the Group used the VC funds’ financial statements as of September 30, 2021 and 2022 to process the equity method under ASC 323 for the year end December 31, 2021 and 2022, respectively. As of December 31, 2021 and 2022, there were no differences between the amount at which these VC funds were carried and the amount of the underlying equities in net assets.

The table below summarizes the carrying value of investments in VC funds measured at equity method in the form of partnership measured at equity method as of December 31, 2021 and 2022:

		As of
		December 31,	As of December 31,
	Ownership	2021	2022	2022
	%	RMB	RMB	US$

Investment in Dragonfly Ventures Ⅱ Feeder, L.P.	5.73%	63,726,000	94,890,623	13,757,847
Investment in IOSG Fund II LP	3.00%	19,117,800	26,075,024	3,780,523
Total		82,843,800	120,965,647	17,538,370

The table below summarizes the combined financial information for the VC funds as above as of the nine months ended September 30, 2021 and 2022:

	As of September 30,	As of September 30,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	659,577,667	357,201,450	51,789,342
Investments	2,982,174,973	2,128,097,512	308,545,136
Other current or non-current assets	445,006,612	3,875,916	561,955
Total assets	4,086,759,252	2,489,174,878	360,896,433
Liabilities:
Payable and accruals	4,123,550	1,701,215	246,653
Investment payable	574	2,461,245	356,847
Total liabilities	4,124,124	4,162,460	603,500

	Nine months ended
	September 30,	Nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
Net investment income	11,711,704	24,930,729	3,614,616
Net realized gain on investments	5,247,804	84,080,855	12,190,578
Net unrealized gain (loss) on investments	1,505,164,526	(1,520,805,915)	(220,496,131)
Net income (loss)	1,522,124,034	(1,162,642,437)	(168,567,308)

During the year ended December 31, 2022, the Group invested an aggregate amount of RMB69,646,000 (US$10,097,721) in two VC funds, in the form of partnership and zero coupon convertible note. These VC funds were measured at the cost minus impairment because readily determinable fair value is not available. During the year ended December 31, 2022, these VC funds totally impaired by RMB8,874,750 (US$1,286,718), and there was no any upward adjustment, redemption nor disposal of investment. And the Group did not become aware of any observable price changes accounted for.

The table below summarizes investments measured at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments of the same issuer as of December 31, 2022:

	As of December 31,
	2022	2022
	RMB	US$
Opening balance	—	—
Contribution	69,646,000	10,097,721
Upward adjustment	—	—
Downward adjustment	—	—
Impairment	(8,874,750)	(1,286,718)
Exchange differences	169,000	24,503
Ending Balance	60,940,250	8,835,506

During the year ended December 31, 2022, the Group invested an aggregate amount of RMB20,893,800 (US$3,029,316) in one VC fund in the form of partnership. The VC fund investment was measured at fair value. During the year ended December 31, 2022, a decrease of fair value change at the amount of RMB9,525,822 (US$1,381,114) was recognized in consolidated statements of comprehensive income.

The table below summarizes investments in VC funds in the form of partnership measured at fair value as of December 31, 2022:

	As of December 31,
	2022	2022
	RMB	US$
Opening balance	—	—
Contribution	20,893,800	3,029,316
Fair value adjustment	(9,525,822)	(1,381,114)
Exchange differences	(654,025)	(94,825)
Ending Balance	10,713,953	1,553,377